CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current Assets
Cash and cash equivalents	$ 46,992
Prepaid expense	4,600		696
Total Current Assets	51,592		696
Computer Software, net	34,268
Total Assets	85,860	0	696
Current Liabilities
Accounts payable	11,627
Accrued expense	4,219	2,070
Deferred revenue - related party	63,924
Deferred revenue - third party	53,861
Payable to affiliate	98,837	78,067
Note payable	40,000
Advance from director	500		5,703
Total Current Liabilities	272,968	80,137	5,703
Total Liabilities	272,968	80,137	5,703
Stockholders' Deficit
Common Stock, $0.001 par value, 500,000,000 shares authorized, 161,405,000 shares, 150,150,000 shares and 150,150,000 shares issued and outstanding at June 30, 2018, September 30, 2017 and September 30, 2016, respectively	161,405	150,150	150,150
Additional Paid in Capital	558,993	(111,821)	(126,050)
Stock subscriptions receivable	(10,050)
Accumulated Deficit	(897,456)	(118,466)	(29,107)
Total Stockholders' Deficit	(187,108)	(80,137)	(5,007)
Total Liabilities and Stockholders' Deficit	$ 85,860	$ 0	$ 696